CONSOLIDATED BALANCE SHEETS (Successor [Member], USD $) In Thousands, unless otherwise specified	Jun. 28, 2013	Dec. 28, 2012
Successor [Member]
Current Assets:
Cash and cash equivalents	$ 10,112	$ 17,505
Accounts receivable - trade (net of allowance for doubtful accounts of $1,606 and $528)	179,648	157,487
Inventories	264,920	249,551
Prepaid expenses and other current assets	31,097	32,984
Income taxes receivable	12,535	16,643
Deferred income taxes	17,226	17,149
Total current assets	515,538	491,319
Property and equipment, net	60,387	61,747
Goodwill	501,493	501,493
Other intangible assets, net	461,054	476,888
Other assets	9,822	9,586
Total assets	1,548,294	1,541,033
Current Liabilities:
Accounts payable	125,519	113,603
Accrued expenses and other current liabilities	47,917	49,378
Accrued interest	19,787	18,230
Current portion of capital leases	362	521
Total current liabilities	193,585	181,732
Long-Term Liabilities:
Deferred income taxes	174,808	182,164
Long-term debt, net of current portion	814,945	813,994
Capital leases, net of current portion	102	226
Other liabilities	4,828	5,447
Total liabilities	1,188,268	1,183,563
Commitments and contingencies (see Note 6)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,477,406 issued and outstanding as of June 28, 2013, and 1,474,465 issued and outstanding as of December 28, 2012	15	15
Additional paid-in capital	389,214	385,932
Accumulated deficit	(28,752)	(28,444)
Accumulated other comprehensive loss	(451)	(33)
Total stockholders' equity	360,026	357,470
Total liabilities and stockholders' equity	$ 1,548,294	$ 1,541,033